NEUBERGER BERMAN ALTERNATIVE FUNDS® (“ALTERNATIVE FUNDS”)
NEUBERGER BERMAN EQUITY FUNDS® (“EQUITY FUNDS”)
NEUBERGER BERMAN INCOME FUNDS® (“INCOME FUNDS”)
(collectively, the “Trusts”)

Supplement to the Statements of Additional Information (“SAIs”) of certain series of Alternative Funds, Equity Funds and Income Funds, each as amended and supplemented

The following supplement provides new and additional information beyond that contained in the SAIs for (i) Neuberger Berman Long Short Fund of the Alternative Funds; (ii) Neuberger Berman Intrinsic Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Sustainable Equity Fund of the Equity Funds; and (iii) Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman Municipal High Income Fund and Neuberger Berman Municipal Impact Fund of the Income Funds (each a “Fund” and collectively, the “Funds”).

On December 15, 2021, the Funds notified Tait, Weller & Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, PA 19102 that its services as the independent registered public accounting firm would cease for the Funds of Equity Funds, effective December 15, 2021, and for the Funds of Alternative Funds and Income Funds upon completion of the annual audits of those Funds for the fiscal year ending October 31, 2021.

On the same day, the Board of Trustees of the Trusts, upon recommendation and approval of the Audit Committee, approved the appointment of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 as the independent registered public accounting firm that will audit the financial statements for the fiscal year ending August 31, 2022 for the Funds of Equity Funds and for the fiscal year ending October 31, 2022 for the Funds of Alternative Funds and Income Funds.

The date of this supplement is December 23, 2021.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com